Commitments	12 Months Ended
Dec. 31, 2011
Commitments [Abstract]
Commitments

(10)         Commitments

Leases

We lease our Mission Viejo, California facility under a non-cancellable operating lease effective March 2010 that expires in September 2015. Rent expense for the years ended December 31, 2011and 2010 totaled $163,534 and $169,954 respectively.  Future minimum lease payments under non-cancelable operating leases during subsequent years are as follows:

December 31,	Payments
2012	156,611
2013	160,705
2014	164,800
2015	125,903
Total	$608,019

Employment Agreements

On August 5, 2009, the Board appointed Mr. Joseph J. Flynn as President and Chief Executive Officer (“CEO”) effective August 31, 2009.  Mr. Flynn has served as a member of the Board since 2003.  He previously held the position of our President and CEO from 2003 to 2006, having resigned to take a position as the Vice President of the Sport Group for the Nielsen Company.  In connection with his appointment as President and CEO, we entered into an Executive Employment Agreement with Mr. Flynn, effective as of August 31, 2009 (the “Flynn Employment Agreement”).  The Flynn Employment Agreement provides that Mr. Flynn will be employed by us as President and CEO, for an initial term beginning on August 31, 2009 and ending on December 31, 2011, at an initial base salary of $250,000, up to $100,000 per year incentive compensation and options for 250,000 shares as more specifically set forth in the Flynn Employment Agreement.  Upon termination of Mr. Flynn’s employment by us other than for cause or by Mr. Flynn for good reason, we shall continue paying Mr. Flynn’s salary for six months and accelerate the vesting of Company options and/or warrants issued to Mr. Flynn.

The Compensation Committee set Mr. Flynn’s base salary at $261,250 for the fiscal year ending December 31, 2011.  Mr. Flynn may also earn up to $100,000 in annual bonus, with 33.33% payout for closing six new customer contracts before the end of 2011, 33.33% for hitting revenue targets and 33.33% payout for achieving gross margin targets.  In addition, Mr. Flynn will participate in a bonus and option pool that will be allocated at the Board’s discretion based on obtaining new contracts.  Specifically, for every new contract beyond six contracts in 2011, a pool of $25,000 and 25,000 options is to be granted with a strike price for the options on the day they are earned, the date in which the contracts are signed and delivered. Mr. Flynn earned a $100,000 bonus and received a grant for 100,000 options.

Effective January 1, 2012, we entered into a new employment agreement with Mr. Flynn (the “New Flynn Agreement”). The New Flynn Employment Agreement provides that Mr. Flynn will be employed as our President and CEO. The New Flynn Employment Agreement has a term of two years, provides for an annual base salary of $269,087, and will automatically renew for subsequent twelve month terms unless either party provides advance written notice to the other that such party does not wish to renew the agreement for a subsequent twelve months.  Mr. Flynn also receives the customary employee benefits available to our employees. Mr. Flynn is also entitled to receive a bonus of up to $110,000 per year, the achievement of which is based on Company performance metrics. We may terminate Mr. Flynn’s employment under this agreement without cause at any time on thirty days advance written notice, at which time Mr. Flynn would receive severance pay for six months and be fully vested in all options and warrants granted to date.

On April 2, 2010, we entered into an employment agreement with Mr. Paul T. Anthony, our Chief Financial Officer (“CFO”) since 2004, to serve as our Executive Vice President (“EVP”) and CFO.  As EVP and CFO, Mr. Anthony continues to report to the CEO and has duties and responsibilities assigned by the CEO.  The employment agreement was effective January 1, 2010, has a term of two years, and provides for an annual base salary of $203,500.  The agreement will automatically renew for subsequent twelve month terms unless either party provides advance written notice to the other that such party does not wish to renew the agreement for a subsequent twelve months.  Mr. Anthony also receives the customary employee benefits available to our employees. Mr. Anthony is also entitled to receive a bonus of up to $60,000 per year, the achievement of which is based on our performance metrics. We may terminate Mr. Anthony’s employment under this agreement without cause at any time on thirty days advance written notice, at which time Mr. Anthony would receive severance pay for six months and be fully vested in all options and warrants granted to date.

The CEO set Mr. Anthony’s base salary at $212,658 for the fiscal year ending December 31, 2011.  Mr. Anthony may also earn up to $60,000 in annual bonus, with 33.33% payout for closing six new customer contracts before the end of 2011, 33.33% for hitting revenue targets and 33.33% payout for achieving gross margin targets.  In addition, Mr. Anthony will participate in a bonus and option pool that will be allocated at the Board’s discretion based on obtaining new contracts.  Specifically, for every new contract beyond six contracts in 2011, a pool of $25,000 and 25,000 options is to be granted with a strike price for the options on the day they are earned, the date in which the contracts are signed and delivered. Mr. Anthony earned a $60,000 bonus and received a grant for 50,000 options.

Effective January 1, 2012, we entered into a new employment agreement with Mr. Anthony to serve as our Executive Vice President (“EVP”) and CFO. The employment agreement has a term of two years, and provides for an annual base salary of $219,037. The agreement will automatically renew for subsequent twelve month terms unless either party provides advance written notice to the other that such party does not wish to renew the agreement for a subsequent twelve months.  Mr. Anthony also receives the customary employee benefits available to our employees. Mr. Anthony is also entitled to receive a bonus of up to $70,000 per year, the achievement of which is based on Company performance metrics. We may terminate Mr. Anthony’s employment under this agreement without cause at any time on thirty days advance written notice, at which time Mr. Anthony would receive severance pay for six months and be fully vested in all options and warrants granted to date.